CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit (loss)	$ 824,000	$ 1,089,000	$ 2,627,000
Capital gain from disposal of discontinued operations			(5,436,000)
Net profit (loss) from discontinued operations			1,946,000
Net profit (loss) from continuing operations	824,000	1,089,000	(863,000)
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	7,000	13,000	384,000
Loss from disposal of property			75,000
Liability for employee rights upon retirement	59,000	42,000	(655,000)
Stock based compensation	25,000	35,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(306,000)	(556,000)	1,041,000
Decrease (increase) in other accounts receivable	(38,000)	(51,000)	245,000
Increase (decrease) in trade accounts payable	480,000	(127,000)	(103,000)
Changes in Deferred income	(434,000)	297,000	654,000
Increase (decrease) in other accounts payable	59,000	28,000	(2,829,000)
Decrease (increase) in inventories	(297,000)	(1,000)	(3,000)
Net cash provided by (used in) operating activities - continuing operations	379,000	769,000	(2,054,000)
Net cash used in operating activities -discontinued operations			(1,945,000)
Net cash provided by (used in) operating activities	379,000	769,000	(3,999,000)
Cash flows from investing activities:
Purchase of property and equipment	(2,000)	(13,000)	(25,000)
Long-term receivables	39,000	46,000	(70,000)
Redemption of (investment in) restricted deposit	60,000	(58,000)	435,000
Proceeds from disposal of discontinued operations	2,000		547,000
Funds severance pay	(62,000)	(77,000)	228,000
Net cash provided by (used in) investing activities-continuing operations	37,000	(102,000)	1,115,000
Net cash provided by investing activities-discontinued operations			897,000
Net cash provided by (used in) investing activities	37,000	(102,000)	2,012,000
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	760,000
Short-term credit from bank - net	(7,000)	20,000	(744,000)
Proceeds from loan from shareholder			270,000
Repayments of loan from Shareholder	(260,000)	(120,000)
Proceeds from Long-terms loan			920,000
Repayments of Long-terms loan	(175,000)	(203,000)
Other Long terms liabilities	(72,000)	(181,000)	1,043,000
Loans from related parties and other			820,000
Net cash provided by (used in) financing activities-continuing operations	246,000	(484,000)	2,309,000
Net cash used in financing activities-discontinued operations			(4,000)
Net cash provided by (used in) financing activities	246,000	(484,000)	2,305,000
Net increase in cash and cash equivalents	662,000	183,000	318,000
Balance of cash and cash equivalents at Beginning of year	730,000	547,000	229,000
Balance of cash and cash equivalents at end of year	1,392,000	730,000	547,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	46,000	58,000	50,000
Income taxes paid - net